Going Concern (Details) - USD ($) $ in Millions	6 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Liquidity [Line Items]
Net income amount	$ 2.0
Cash provided by operating activities	$ 3.7
Collected percentage	38.10%
Short-term borrowings	$ 54.5
Long-term borrowings outstanding	10.9
Minimum [Member]
Liquidity [Line Items]
Total cash increased		$ 1.0
Working capital increased		9.0
Accounts receivable decreased		15.2
Maximum [Member]
Liquidity [Line Items]
Total cash increased	2.8	1.8
Working capital increased	17.6	8.6
Accounts receivable decreased	$ 74.2	$ 89.4